Related party transactions (Tables)	9 Months Ended
Sep. 30, 2026
Related party transactions [abstract]
Schedule of key management personnel compensation

Key management personnel compensation during the three and nine months ended September 30, 2026, and 2025, is comprised of:

	For the three months ended September 30,		For the nine months ended September 30,
	2026	2025	2026	2025
	$	$	$	$
Salaries, benefits, bonuses and consulting fees	205,926	852,935	639,299	1,277,708
Share-based payments	397,920	869,908	1,158,945	2,186,391
	603,846	1,722,843	1,798,245	3,464,099